Commitments and Contingencies (Details)		1 Months Ended
	Aug. 31, 2024 USD ($) Days $ / shares oz	Sep. 30, 2024	Jun. 30, 2025 USD ($)	Sep. 01, 2024 USD ($)
Commitments and contingencies [Line Items]
Mineral rights value			$ 0
Percentage of payable gold produced			5.50%
Percentage of spot price of gold			30.00%
Aggregate of advance payments	$ 25,000,000
Percentage of total material produced to sell	100.00%
Amount of material sold | oz	760,000
Number of business days | Days	10
Conversion price per share | $ / shares	$ 0.43
Total value				$ 8,000,000
Percentage of purchase price plus mark up price		30.00%
Secured Overnight Financing Rate [Member]
Commitments and contingencies [Line Items]
Interest rate par annum	7.00%
Tranche A [Member]
Commitments and contingencies [Line Items]
Advance payments to be converted into shares	$ 15,000,000
Tranche B [Member]
Commitments and contingencies [Line Items]
Advance payments to be converted into shares	$ 10,000,000